UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22436

EntrepreneurShares Series Trust

(Exact name of registrant as specified in charter)

175 Federal Street, Suite #875

Boston, MA 02110

(Address of principal executive offices)

(Zip code)

Dr. Joel M. Shulman

175 Federal Street, Suite #875

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-917-2605

Date of fiscal year end: June 30

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

ERSHARES PRIVATE-PUBLIC CROSSOVER ETF

XOVR

ANNUAL SHAREHOLDER REPORT – June 30, 2026

FUND OVERVIEW

This annual shareholder report contains important information about ERShares Private-Public Crossover ETF for the period of July 1, 2025 to June 30, 2026.

You can find additional information about the Fund at https://entrepreneurshares.com/xovr-etf. You can also request this information by contacting us at +1 (617) 279 0045.

This report describes changes to the Fund that occurred during the June 30, 2026 annual reporting period.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
ERShares Private-Public Crossover ETF	$88	0.83%

HOW DID THE FUND PERFORM LAST YEAR?

The Fund’s strong performance during the reporting period reflected strength in both public and private growth investments. Public market gains were driven by select technology, industrials and innovation-oriented companies, while the Fund’s exposure to the performance of private companies, such as SpaceX and other disruptive leaders, provided meaningful diversification benefits relative to traditional benchmarks. The Fund’s relative positioning, with measured exposure to the Magnificent Seven and emphasis on a broader set of entrepreneurial growth companies, allowed for balanced participation in the market rally. This approach helped the Fund generate competitive returns in an environment where a narrow group of mega-cap stocks once again dominated headlines. The primary factor weighing on the Fund's relative performance during the period was the fluctuating weight of its SpaceX position, which reached a peak of approximately 44% of the portfolio in February 2026. After a flat period, a stretch of notable strength in broader equity markets began towards the end of March. Because SpaceX, as a private holding, does not reprice with the same frequency or magnitude as the Fund's publicly traded positions, this elevated weighting effectively functioned as a cash-like drag during that window, limiting the Fund's ability to fully participate in the strong market performance. Beyond this effect, security selection and asset allocation also contributed to relative underperformance. Growth stocks broadly, and cloud names in particular, faced notable headwinds from October through December, followed by additional pressure on growth equities from January through March amid the market impact of the Iran war. Against this backdrop, security selection detracted most within Communication Services, Health Care, and Consumer Discretionary, where the Fund's holdings underperformed their sector counterparts. From an asset allocation standpoint, an overweight to Financials and Energy, along with an underweight to Information Technology, one of the benchmark's stronger-performing sectors, further weighed on relative results. These effects were partially offset by favorable security selection within Financials and Information Technology. Despite volatility, the Fund maintained its disciplined crossover strategy. We believe that by combining public innovators with high-conviction private market opportunities, the Fund has provided shareholders access to unique growth drivers that are not typically available in standard index-based portfolios. The Fund remained committed to its differentiated approach of bridging private and public markets. We believe that selective exposure to disruptive innovators, alongside a disciplined focus on risk management, positioned the Fund well in varying market environments.

HOW DID THE FUND PERFORM SINCE INCEPTION?

TOTAL RETURN BASED ON $10,000 INVESTMENT

ERShares Private-Public Crossover ETF (Net Asset Value) - $24,984
Russell 1000® Growth Index TR - $41,202
Entrepreneur 30 Total Return Index - $38,240
$45,000
$30,000
$15,000
$0
11/06/17
12/31/17
6/30/18
12/31/18
6/30/19
12/31/19
6/30/20
12/31/20
6/30/21
12/31/21
6/30/22
12/31/22
6/30/23
12/31/23
6/30/24
12/31/24
6/30/25
12/31/25
6/30/26

Table Summary
	ERShares Private-Public Crossover ETF (Net Asset Value) - $24,984	Russell 1000® Growth Index TR - $41,202	Entrepreneur 30 Total Return Index - $38,240
11/06/17	$10,000.01	$10,000.00	$10,000.00
12/31/17	$10,181.82	$10,309.18	$10,181.81
6/30/18	$11,729.78	$11,056.93	$11,790.69
12/31/18	$9,708.35	$10,153.13	$9,812.16
6/30/19	$12,093.95	$12,334.88	$12,278.65
12/31/19	$12,781.54	$13,847.79	$13,017.76
6/30/20	$14,636.14	$15,206.86	$16,157.77
12/31/20	$19,218.46	$19,178.26	$22,508.33
6/30/21	$19,321.11	$21,669.36	$23,160.49
12/31/21	$17,430.71	$24,470.82	$21,059.70
6/30/22	$11,004.59	$17,601.25	$13,895.25
12/31/22	$10,365.46	$17,340.74	$13,140.91
6/30/23	$14,200.21	$22,372.39	$19,039.42
12/31/23	$15,687.63	$24,741.47	$20,685.69
6/30/24	$18,081.45	$29,863.10	$26,902.62
12/31/24	$20,916.85	$32,994.32	$30,941.69
6/30/25	$22,183.48	$35,004.59	$33,234.09
12/31/25	$23,299.04	$39,118.20	$35,522.43
6/30/26	$24,984.01	$41,202.46	$38,240.37

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
ERShares Private-Public Crossover ETF	1 YR	5 YR	SINCE INCEPTION*
ERShares Private-Public Crossover ETF (Net Asset Value)	12.62%	5.28%	11.17%
Russell 1000® Growth Index TR	17.71%	13.71%	17.79%
Entrepreneur 30 Total Return Index	15.06%	10.55%	16.78%

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call +1 (617) 279 0045 for current month-end performance.

FUND STATISTICS

  Total Net Assets$2,174,482,976
  Number of Portfolio Holdings32
  Portfolio Turnover Rate143%
  Advisory Fees Paid$6,749,074

MATERIAL FUND CHANGES

The following is a summary of material changes made to the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund's disclosure documents on its webpage at https://entrepreneurshares.com/xovr-etf or upon request at +1 (617) 279 0045.

Effective March 4, 2026, the Fund's annual fund operating expenses were supplemented to reflect the addition of Acquired Fund Fees and Expenses of 1.06% reflecting non-recurring transaction fees borne by the Fund in connection with its investment in certain acquired funds. These fees were incurred at the time of acquisition and do not represent ongoing or recurring expenses associated with those existing investments. The Fund does not expect to incur additional transaction fees with respect to those previously acquired investments. To the extent the Fund acquires interests in additional acquired funds in the future, transaction-related costs may be incurred at that time; such costs may differ from those reflected herein.

Effective March 4, 2026, the Fund's principal investment strategies and principal risks were supplemented to permit the Fund to invest in derivative instruments (such as futures, options and swaps or hybrid instruments) to implement its investment strategies.

Effective June 4, 2026, the Fund's prospectus was supplemented to reflect the ability of the Fund to impose a variable redemption/transaction fee, payable to the Fund, of up to 2% of the value of the Creation Units subject to a redemption.

SECTOR WEIGHTINGS (as a % of Net Assets)

Table Summary
Value	Value
Technology	26.55%
Communications	25.15%
Industrial	23.07%
Consumer, Non-cyclical	16.36%
Financial	5.47%
Consumer, Cyclical	3.43%
Liabilities in Excess of Other Assets	(0.03)%

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

TOP TEN HOLDINGS (as a % of Net Assets)

Table Summary
Top 10%
SPV Exposure to SpaceX, LP	17.83%
NVIDIA Corp.	9.47%
Astera Labs, Inc.	7.74%
Alphabet, Inc. Class A	6.52%
Meta Platforms, Inc.	4.47%
AppLovin Corp. Class A	3.95%
Natera, Inc.	3.70%
Robinhood Markets, Inc. Class A	3.55%
Veeva Systems, Inc. Class A	3.16%
Reddit, Inc. Class A	2.78%
Total % of Top 10 Holdings	63.17%

AVAILABILITY OF ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://entrepreneurshares.com/xovr-etf.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling +1 (617) 279 0045.

DISCLOSURES

Past performance does not guarantee future results. Call +1 (617) 279 0045 or visit https://entrepreneurshares.com/xovr-etf/ for the most recent standardised performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Russell 1000 Growth Index tracks large U.S. companies that are classified as having relatively strong growth characteristics, such as high expected earnings and sales growth.

ERSHARES PRIVATE-PUBLIC CROSSOVER ETF

XOVR

ANNUAL SHAREHOLDER REPORT – June 30, 2026

Phone: +1 (617) 279 0045

Distributor, Foreside Fund Services, LLC.

293828877–A–06302026

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable.

(f)	See Item 19(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1)	The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full Board considered a possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

(a)(2)	Not applicable

(a)(3)	Included under Item 3(a)(1).

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees billed to the registrant by its principal accountant for the two most recent fiscal years:

Fiscal year ended 2026: $40,500

Fiscal year ended 2025: $38,500

(b)	Audit-Related Fees billed to the registrant by its principal accountant for the two most recent fiscal years:

Fiscal year ended 2026: $0

Fiscal year ended 2025: $0

(c)	Tax Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fiscal year ended 2026: $5,000

Fiscal year ended 2025: $3,000

Fees for 2026 and 2025 related to the review of the registrant’s tax returns. Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)	All Other Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fiscal year ended 2026: $0

Fiscal year ended 2025: $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X

Pre-Approval of Audit and Permitted Non-Audit Services Provided to the Company

Pre-Approval Requirements. The Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Company by the Auditor, including the fees therefor. The Committee may delegate to one or more of its members the authority to grant pre-approvals. In connection with such delegation, the Committee shall establish pre-approval policies and procedures, including the requirement that the decisions of any member to whom authority is delegated under this section (B) shall be presented to the full Committee at each of its scheduled meetings.

De Minimis Exception to Pre-Approval: Pre-approval for a permitted non-audit service shall not be required if:

a.	the aggregate amount of all such non-audit services is not more than 5% of the total revenues paid by the Company to the Auditor in the fiscal year in which the non-audit services are provided;

b.	such services were not recognized by the Company at the time of the engagement to be non-audit services; and

c.	such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by one or more members of the Committee to whom authority to grant such approvals has been delegated by the Committee.

Additionally, the Committee shall pre-approve the Auditor’s engagements for non-audit services with the Adviser and any affiliate of the Adviser that provides ongoing services to the Company in accordance with the foregoing, if the engagement relates directly to the operations and financial reporting of the Company, unless the aggregate amount of all services provided constitutes no more than 5% of the total amount of revenues paid to the Auditor by the Company, the Adviser and any affiliate of the Adviser that provides ongoing services to the Company during the fiscal year in which the services are provided that would have to be pre-approved by the Committee pursuant to this paragraph (without regard to this exception).

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal years ended June 30, 2026 and June 30, 2025 are $0 and $0, respectively.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not Applicable.

(j)	Not Applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant has a separately designated standing audit committee in accordance with Section 3(a)(58)(A) of the Exchange Act. Two of the Board’s independent Trustees, Charles Aggouras and George R. Berbeco, are members of the Audit Committee.

(b)	Not Applicable.

Item 6. Investments.

(a)	The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financial Statements

and Additional Information

June 30, 2026

The Fund is an exchange-traded fund. This means that shares of the Fund are listed on The Nasdaq Stock Market LLC and trade at market prices. The market price for the Fund’s shares may be different from its net asset value per share.

Table of Contents

Financial Statements and Financial Highlights for Open-End Management Investments Companies

Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	4
Statement of Cash Flows	5
Statement of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Report of Registered Public Accounting Firm	15
Additional Information	16
Proxy Voting	17

ERShares Private-Public Crossover ETF

SCHEDULE OF INVESTMENTS

June 30, 2026

	Shares	Value
COMMON STOCK (82.06%)

Communications (25.15%)
Alphabet, Inc. Class A	396,788	$141,800,128
AppLovin Corp. Class A(a)	166,642	85,858,958
Arista Networks, Inc.(a)	296,010	50,286,179
DoorDash, Inc. Class A(a)	240,416	44,363,965
Meta Platforms, Inc. Class A	172,439	97,133,164
Reddit, Inc. Class A(a)	348,050	60,414,519
Roku, Inc.(a)	340,273	47,005,312
Ubiquiti, Inc.	37,507	20,029,863
Total Communications		546,892,088

Consumer, Cyclical (3.43%)
DraftKings, Inc. Class A(a)	1,553,691	39,246,235
Tesla, Inc.(a)	84,312	35,461,627
Total Consumer, Cyclical		74,707,862

Consumer, Non-cyclical (16.36%)
Affirm Holdings, Inc.(a)	704,065	57,416,501
Exelixis, Inc.(a)	754,664	41,061,268
Globus Medical, Inc. Class A(a)	370,167	29,246,895
Medpace Holdings, Inc.(a)	68,439	36,244,610
Natera, Inc.(a)	296,228	80,411,091
ResMed, Inc.	151,525	29,529,192
Tempus AI, Inc. Class A(a)	770,707	44,647,056
Toast, Inc. Class A(a)	1,338,338	37,232,563
Total Consumer, Non-cyclical		355,789,176

Financial (5.47%)
Klarna Group PLC(a)(b)	57,579	1,165,399
Robinhood Markets, Inc. Class A(a)	770,540	77,269,751
Virtu Financial, Inc. Class A	678,658	40,427,657
Total Financial		118,862,807

Industrial (5.10%)
Axon Enterprise, Inc.(a)	100,954	56,595,822
Rocket Lab Corp.(a)	534,286	54,310,172
Total Industrial		110,905,994

Technology (26.55%)
Astera Labs, Inc.(a)	348,617	168,388,983
MongoDB, Inc.(a)	147,928	49,689,015
Monolithic Power Systems, Inc.	27,772	38,390,902
NVIDIA Corp.	1,029,215	205,935,630
Palantir Technologies, Inc. Class A(a)	104,172	12,153,747
Pegasystems, Inc.	1,133,361	33,966,829
Veeva Systems, Inc. Class A(a)	387,698	68,804,764
Total Technology		577,329,870

TOTAL COMMON STOCK
(Cost $1,583,214,200)		1,784,487,797

The accompanying notes are an integral part of these financial statements.

1

ERShares Private-Public Crossover ETF

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2026

Value
PARTNERSHIP INTEREST (17.97%)

Industrial (17.97%)
Anduril Holdings, SPV LP(a)(b)(c)(d)(e)	$3,000,000
SPV Exposure to SpaceX, LP(a)(b)(c)(d)(e)(f)	387,743,896
TOTAL PARTNERSHIP INTEREST
(Cost $135,293,792)	390,743,896

TOTAL INVESTMENTS (100.03%)
(Cost $1,718,507,992)	2,175,231,693

Liabilities in Excess of Other Assets (-0.03%)	(748,717)
NET ASSETS (100.00%)	$2,174,482,976

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Security is classified as Level 3 in the Fund’s fair value hierarchy. Securities with a total aggregate of value of $390.743,896, or 17.97% of net assets, were classified as Level 3 within the three-tier fair value hierarchy (see Note 2).
(d)	Restricted investments as to resale.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in the ordinary course of business in transactions exempt from registration normally to qualified institutional buyers. As of June 30, 2026, the aggregate market value of those securities was $390,743,896, representing 17.97% of net assets.
(f)	Delaware limited partnership holding investments in underlying SPVs holding investments in Space Exploration Technology, Corp.

SPV- Special Purpose Vehicle

The accompanying notes are an integral part of these financial statements.

2

ERShares Private-Public Crossover ETF

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026

Assets
Investments, at cost	$1,718,507,992
Investments, at fair value	$2,175,231,693
Receivable for investments sold	10,581,272
Cash	2,511,555
Receivable for fund shares sold	795,514
Dividends and interest receivable	55,866
Total Assets	2,189,175,900

Liabilities
Payable for fund shares redeemed	12,900,223
Unified fee	1,351,815
Payable for investments purchased	440,886
Total Liabilities	14,692,924
Net Assets	$2,174,482,976

Net Assets consist of:
Paid-in capital	$1,916,681,189
Accumulated earnings	257,801,787
Net Assets	$2,174,482,976

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	101,125,000
Net asset value (offering and redemption price per share)	$21.50

The accompanying notes are an integral part of these financial statements.

3

ERShares Private-Public Crossover ETF

STATEMENT OF OPERATIONS

For the Year Ended June 30, 2026

Investment Income
Dividend income	$1,950,644
Interest income	181,491
Total investment income	2,132,135

Expenses
Unified fee	6,749,074
Legal fee	637,217
Overdraft fee	54,581
Total expenses	7,440,872
Net investment loss	(5,308,737)

Net Realized and Change in Unrealized Gain (Loss) on Investments

Net realized gain (loss) on:
Investments	(197,086,716)
Investments in-kind	(78,454,073)
Net realized loss	(275,540,789)

Change in unrealized appreciation on:
Investments	398,905,204
Net realized and change in unrealized gain on investments	123,364,415
Net increase in net assets resulting from operations	$118,055,678

The accompanying notes are an integral part of these financial statements.

4

ERShares Private-Public Crossover ETF

STATEMENT OF CASH FLOWS

For the Year Ended June 30, 2026

For the Year Ended June 30, 2026
Operating Activities:
Net increase in net assets resulting from operations	$118,055,678

Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchase of investments	(1,662,545,456)
Proceeds from sale of investments	1,245,998,355
Net realized loss on investments	275,540,789
Net change in unrealized appreciation on investments	(398,905,204)

Change in operating assets and liabilities:
Dividends and Interest receivable	(33,906)
Unified fee	1,130,426
Net cash used in operating activities	(420,759,318)

Financing Activities:
Proceeds from shares sold	988,627,016
Proceeds from redemption fees	3,848,942
Payment of shares redeemed	(569,699,769)
Net cash provided by financing activities	422,776,189
Net increase in cash during the year	2,016,871
Net change in cash and foreign currency	2,016,871

Cash and cash equivalents, beginning of year	$494,684
Cash and cash equivalents, end of year	$2,511,555

SUPPLEMENTAL DISCLOSURES:
Non-cash operating activities – purchases of investment securities-in-kind	$(3,569,145,823)
Non-cash operating activities – sales of investment securities in-kind	$2,294,624,279
Non-cash financing activities – proceeds from shares sold in-kind	$3,569,145,823
Non-cash financing activities – payment on shares redeemed in-kiind	$(2,294,624,279)

The accompanying notes are an integral part of these financial statements.

5

ERShares Private-Public Crossover ETF

STATEMENT OF CHANGES IN NET ASSETS

	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(5,308,737)	$(1,151,251)
Net realized loss on investments and in-kind redemptions	(275,540,789)	(11,618,572)
Net change in unrealized appreciation on investments	398,905,204	40,427,678
Net increase in net assets resulting from operations	118,055,678	27,657,855

Distributions:
From distributable earnings	—	—
From tax return of capital	—	—
Total distributions	—	—

Capital Transactions:
Proceeds from shares issued	4,558,568,353	308,493,565
Cost of shares redeemed	(2,877,224,271)	(49,697,378)
Redemption fees	3,848,942	—
Net increase from capital transactions	1,685,193,024	258,796,187
Total Increase in Net Assets	1,803,248,702	286,454,042

Net Assets
Beginning of year	371,234,274	84,780,232
End of year	$2,174,482,976	$371,234,274

Share Transactions
Fund shares sold	236,825,000	16,850,000
Fund shares redeemed	(155,150,000)	(2,850,000)
Net increase in shares outstanding	81,675,000	14,000,000

The accompanying notes are an integral part of these financial statements.

6

ERShares Private-Public Crossover ETF

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022
Selected Per Share Data:
Net asset value, beginning of year	$19.09	$15.56	$12.22	$9.47	$26.35

Investment operations:
Net investment loss(a)	(0.11)	(0.03)	(0.05)	0.00 (b)	(0.13)
Net realized and unrealized gain (loss)	2.44	3.56	3.39	2.75	(8.03)
Total from investment operations	2.33	3.53	3.34	2.75	(8.16)

Less distributions to shareholders from:
Net investment income	—	—	—	—	(0.09)
Net realized gains	—	—	—	—	(8.63)
Total distributions	—	—	—	—	(8.72)

Redemptions fees	0.08	—	—	—	—

Net asset value, end of year	$21.50	$19.09	$15.56	$12.22	$9.47
Market price, end of year	$21.05	$19.09	$15.56	$12.23	$9.43

Total Return(c)	12.62%	22.69%	27.33%	29.04%	(43.04)%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$2,174,483	$371,234	$84,780	$45,509	$30,299
Ratio of net expenses to average net assets(d)	0.83%	0.75%	0.75%	0.54%	0.49%
Ratio of net investment income to average net assets	(0.59)%	(0.55)%	(0.45)%	(0.05)%	(0.24)%
Portfolio turnover rate	143%	66%	360%	159%	312%

(a)	Based on average shares outstanding during the period.
(b)	Rounds to less than $0.005 per share.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(d)	The Fund operates under a “Unified Fee” structure under which the Advisor pays substantially all of the expenses for the Fund. The Fund pays the Advisor the Unified Fee, an amount based on its average net assets, computed daily and paid monthly. The Fund pays the Advisor 0.75% of its net assets.

The accompanying notes are an integral part of these financial statements.

7

ERShares Private-Public Crossover ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2026

1. ORGANIZATION

EntrepreneurShares™ Series Trust (the “Trust”) was organized on July 1, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of two funds and is authorized to issue an unlimited number of shares of beneficial interest for each fund (“Shares”). The accompanying financial statements are those of the ERShares Private-Public Crossover ETF (the “Fund”). The Fund is an exchange-traded fund. The investment objective of the Fund is to seek long-term capital appreciation. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies, and strategies. The Fund is non-diversified and therefore may invest a greater percentage of their assets in fewer issuers than a diversified Fund.

Shares of the Fund are listed and traded on The Nasdaq Stock Market LLC. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, of at least 25,000 Shares for the Fund (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of FASB Accounting Standard Codification Topic 946 Financial Services – Investment Companies including Accounting Standards Update (“ASU”) 2013-08. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Investment Valuations

The Fund holds its investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Board. Pursuant to these procedures, the Fund may use a pricing service, bank, or broker-dealer experienced in such matters to value the Fund’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined in good faith by the Advisor, acting in its capacity as valuation designee pursuant to Rule 2a-5 under the 1940 Act, under procedures established by and under the general supervision and responsibility of the Board. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

Equity securities traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively in the fair value hierarchy.

8

ERShares Private-Public Crossover ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026

The Fund may invest in American Depositary Receipts as well as other “hybrid” forms of depositary receipts, including Global Depositary Receipts. These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.

Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of securities issued by exchange-traded open-end investment companies, which are priced as equity securities as described above.

Privately-offered securities are not exchange-traded and are subject to liquidity risk, may be difficult to value, may be difficult to sell because of regulatory restrictions on resale, provide fewer financial disclosures than publicly offered or exchange-traded securities, and may be subject to significant brokerage commissions. To the extent the Fund acquires privately-offered securities through a privately-offered special purpose vehicle (“SPV”), the Fund may also be subject to management and performance fees of the SPV.

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries, a portion of which may be reclaimable. The Fund may be subject to foreign taxes on capital gains on the sale of securities or foreign currency transactions. The Fund accrues foreign capital gains taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which is invests. Such tax accrual is based in part on actual and estimated realized gains. Estimated realized gains are subject to change and such change could be material. However, management’s conclusions may be subject to future review and change based on changes in, or the interpretation of, the accounting standards or tax laws and regulations.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Fund’s investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical assets.
Level 2 –	Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following table provides the fair value measurement as of June 30, 2026, while the breakdown, by category, of common stocks is disclosed in the Schedule of Investments for the Fund:

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Common Stock	$1,784,487,797	$–	$–	$1,784,487,797
Partnership Interest	–	–	390,743,896	390,743,896
Total	$1,784,487,797	$–	$390,743,896	$2,175,231,693

*	For further information regarding security characteristics, please see the Schedule of Investments.
9

ERShares Private-Public Crossover ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026

The following is the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value as of June 30, 2026:

Asset Type	Balance as of June 30, 2025	Accrued Discount/ premium	Return of Capital	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of June 30, 2026	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at June 30, 2026
Partnership Interests	$38,777,778	$–	$–	$(118,041,341)	$253,662,327	$286,189,758	$(69,844,626)	$–	$–	$390,743,896	$255,630,104
	$38,777,778	$–	$–	$(118,041,341)	$255,662,327	$286,189,758	$(69,844,626)	$–	$–	$390,743,896	$255,630,104

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of June 30, 2026:

Level 3 Investment	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs/Average	Impact to Valuation from an Increase in Input
Anduril Holdings, SPV LP	$3,000,000	Adjusted Reported NAV	Reported NAV	Not Applicable	Increase
SPV Exposure to SpaceX, LP	387,743,896	Adjusted Reported NAV	Reported NAV	Not Applicable	Increase
	$390,743,896

The Fund invests in alternative investments that may not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Fund uses the NAV reported by the investment vehicle as a practical expedient, adjusted to reflect for any known inputs.

Restricted Securities – Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith in accordance with the Fund’s Valuation Policies. Private Investments generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. The Fund may not be able to resell some of its investments for extended periods, which may be several years.

Security Description	Acquisition Date	Cost	Value	% of Net Assets
Anduril Holdings, SPV LP	May 30, 2025	$3,180,000	$3,000,000	0.14%
SPV Exposure to SpaceX, LP	December 30, 2025	132,113,792	387,743,896	17.83%
		$135,293,792	$390,743,896	17.97%

Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Fund may be subject to foreign taxes on gains in investments or currency repatriation. The Fund accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which is invests.

10

ERShares Private-Public Crossover ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026

Cash

Idle cash may be swept into various overnight demand deposits and is classified as cash or foreign currency on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders

The Fund intends to distribute to their shareholders net investment income and net realized long or short-term capital gains, if any, at least annually. Distributions are recorded on the ex- dividend date. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

Segment Reporting

In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the President and Principal Executive Officer act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation. The CODM monitors the operating results as a whole and the Funds’ long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statements note disclosures only and did not affect the Fund’s financial position or the results of its operations.

3. INVESTMENT ADVISORY AND OTHER CONTRACTUAL SERVICES

Investment Advisory Fees

Capital Impact Advisors, LLC (the “Advisor”), a related party, serves as the Fund’s investment advisor pursuant to an Investment Advisory Agreement. Subject at all times to the supervision and approval of the Board, the Advisor is responsible for the overall management of the Trust. The Advisor has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Fund to operate. The Advisor receives a fee for its services, a “Unified Fee”. The Fund pays 0.75% of the Fund’s average daily net assets, computed daily and paid monthly. Out of the Unified Fee, the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for payments under any 12b-1 plan, taxes and other governmental fees, brokerage fees, commissions and other transaction expenses, interest and other costs of borrowing, including short selling, litigation or arbitration expenses, acquired fund fees and expenses, and extraordinary or other non- routine expenses of the Fund. The Advisor’s Unified Fee is designed to cause substantially all of the Fund’s expenses to be paid and to compensate the Advisor for providing services for the Fund.

At June 30, 2026, certain officers of the Trust are officers, directors and/or trustees of the Advisor. Certain officers of the Trust were also employees of the Advisor. These officers were not compensated directly by the Fund.

Each Trustee who is not considered an interested Trustee, as such term is defined within the 1940 Act (each an “Independent Trustee”), of the Trust receives base compensation of $25,000 for attending each Board meeting (one quarterly meeting) and one standalone audit committee meeting to receive the annual audit report, as well as an additional $5,000 per each additional board or audit committee meeting. The Fund also reimburses the non-interested Trustees for their reasonable travel expenses incurred in attending meetings of the Board. Trustee fees are allocated to the two funds in the Trust based on each fund’s relative net assets. Trustee fees for the Fund are paid by the Advisor out of the Unified Fee with respect to the Fund.

11

ERShares Private-Public Crossover ETF

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

4. INVESTMENT TRANSACTIONS

For the year ended June 30, 2026, purchases and sales of investment securities, other than in-kind transactions and short-term investments, were as follows:

Fund	Purchases	Sales
ERShares Private-Public Crossover ETF	$1,662,986,343	$1,256,687,469

For the year ended June 30, 2026, purchases and sales for in-kind transactions were as follows:

Fund	Purchases	Sales
ERShares Private-Public Crossover ETF	$3,569,145,822	$2,294,624,279

For the year ended June 30, 2026, the Fund had in-kind net realized losses of $78,454,073.

There were no purchases or sales of long-term U.S. government obligations for the year ended June 30, 2026.

5. CAPITAL SHARE TRANSACTIONS

Shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in shares for the Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of the Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs the Funds incur to issue or redeem Creation Units. The standard transaction fee charge is $250. In addition, a variable redemption/ transaction fee, payable to the Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may also be imposed on redemptions. Authorized Participants may be required to pay this variable redemption/transaction fee to cover certain brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to the execution of trades resulting from such transaction (which may, in certain instances, be based on a good faith estimate of transaction costs) as well as all or part of the spread between the expected bid and offer side of the market. For the year ended June 30, 2026, the Fund received $3,848,942 in transaction fees. Transaction fees received by the Fund are included in the capital transactions presented on the Statements of Changes in Net Assets.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions- in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statement of Assets and Liabilities.

6. FEDERAL TAX INFORMATION

It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements.

12

ERShares Private-Public Crossover ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026

At June 30, 2026, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Fund	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation/ (depreciation) on investments	Tax cost of investments
ERShares Private-Public Crossover ETF	$372,314,620	$(52,307,088)	$320,007,532	$1,855,224,161

At June 30, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Accumulated net investment income	Accumulated net realized gain (loss) on investments	Other Cumulative Effect of Timing Differences	Net Unrealized appreciation (depreciation) on investments	Total
ERShares Private-Public Crossover ETF	$—	$(59,030,017)	$(3,175,728)	$320,007,532	$257,801,787

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of June 30, 2026, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
ERShares Private-Public Crossover ETF	$45,284,685	$1,261,748

Certain capital and qualified late year losses incurred after October 31 and within the current taxable year are deemed to arise on the first business day of the Fund’s following taxable year. For the fiscal year ended June 30, 2026, the Fund deferred post October capital losses of $12,483,583 and late year ordinary losses in the amount of $3,175,728.

As of June 30, 2026, the following reclassifications relating primarily to redemptions-in-kind has been made to increase (decrease) such accounts with offsetting adjustments as indicated. Included in the amounts reclassified was a net operating loss offset to PIC of $3,376,195:

Fund	Paid-in Capital	Total Distributable Earnings/(Accumulated Losses)
ERShares Private-Public Crossover ETF	$(116,206,154)	$116,206,154

7. INVESTMENT RISKS

ETF Risk

The NAV of the Fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, the Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for the Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Privately-Offered Security Risk

Privately-offered securities are not exchange-traded and are subject to liquidity risk, may be difficult to value, may be difficult to sell because of regulatory restrictions on resale, provide fewer financial disclosures than publicly-traded securities, and may be subject to significant brokerage commissions. Limitations on resale may prevent the Fund from disposing of the securities at prices that reflect fair value. To the extent the Fund acquires privately-offered securities through a privately-offered special purpose vehicle (“SPV”) or other private fund vehicles, the Fund may also be subject to additional costs such as transaction fees, operating expenses, management and/or performance fees, capital gains taxes, and brokerage charges. These costs can materially impact both the price paid for the investment and the net returns, if any, generated. The Fund may not be able to influence the management of such private vehicles, and these vehicles may hold material amounts of cash while seeking investments. To the extent privately-offered securities exposure is achieved through a multi-layer structure, these risks may be increased. There cannot be any guarantee an SPV or other private fund will be successful. Private securities are not registered under the 1933 Act and SPVs and other private fund vehicles are not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore the fund does not benefit from the regulatory protections of those acts when participating in such investments.

13

ERShares Private-Public Crossover ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2026

Sector Risk

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of June 30, 2026, the Fund had 26.55% of the value of its net assets invested in stocks within the Technology sector.

8. RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENT

The Fund adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

9. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

14

ERShares Private-Public Crossover ETF

REPORT OF REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of EntrepreneurShares Series Trust
and the Shareholders of ERShares Private-Public Crossover ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of ERShares Private-Public Crossover ETF (the “Fund”), a series of EntrepreneurShares Series Trust, including the schedule of investments, as of June 30, 2026, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights for each of the three years in the period ended June 30, 2024, have been audited by other auditors, whose reports dated August 29, 2024 and August 29, 2022, expressed an unqualified opinion on such financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Fund’s auditor since 2025.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, brokers and issuers of private investments, when replies were not received we performed alternative audit procedures. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

August 27, 2026

15

ERShares Private-Public Crossover ETF

ADDITIONAL INFORMATION (Unaudited)

Changes in and Disagreements with Accountants

Not applicable.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Each Trustee who is not considered an interested Trustee, as such term is defined within the 1940 Act (each an “Independent Trustee”), of the Trust received compensation of $3,500 for attending each Board meeting, including special meetings, as well as an additional $1,000 for each audit commit meeting. The Fund also reimburses the non-interested Trustees for their reasonable travel expenses incurred in attending meetings of the Board. Trustee fees are allocated to the two funds in the Trust based on each fund’s relative net assets. Trustee fees for the Fund are paid by the Advisor out of the Unified Fee with respect to the Fund.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

16

ERShares Private-Public Crossover ETF

PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available (1) without charge upon request by calling the Fund at (877) 271-8811 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

(b)	Not Applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers. Attached hereto as Exhibit 19(a)(1).

(a)(2)	Not Applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Attached hereto as EX-99.CERT.

(a)(4)	Not Applicable.

(a)(5)	Not Applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)). Attached hereto as EX-99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EntrepreneurShares Series Trust

By:	/s/ Joel M. Shulman
Dr. Joel M. Shulman
Principal Executive Officer and Principal Financial Officer

Date:	September 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joel M. Shulman
Dr. Joel M. Shulman
Principal Executive Officer and Principal Financial Officer

Date:	September 17, 2026